Document Entity Information Document		6 Months Ended
	Aug. 01, 2024	Jun. 30, 2025
Cover [Abstract]
Amendment Flag		false
City Area Code		614
Document Period End Date		Jul. 31, 2025
Document Type		8-K
Entity Address, Address Line One		1900 Polaris Parkway
Entity Address, City or Town		Columbus,
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		43240
Entity Central Index Key		0001037646
Entity Emerging Growth Company	false
Entity File Number		001-13595
Entity Incorporation, State or Country Code		DE
Entity Registrant Name		Mettler-Toledo International Inc.
Entity Tax Identification Number		13-3668641
Local Phone Number		438-4511
Pre-commencement Issuer Tender Offer		false
Pre-commencement Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value
Security Exchange Name		NYSE
Soliciting Material		false
Trading Symbol		MTD
Written Communications		false